Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Balance at Dec. 31, 2020	$ 36,943,304	$ 3,024,007	$ (36,119,210)		$ 104	$ 3,848,205
Balance, shares at Dec. 31, 2020	17,218,695
IfrsStatementLineItems [Line Items]
Shares issued in the acquisitions of Vital	$ 2,303,999	1,241,250				3,545,249
Shares issued in the acquisitions of Vital, shares	1,200,000
Shares issued for financing	$ 36,092,187					36,092,187
Shares issued for financing, shares	11,584,657
Share issue costs	$ (4,678,821)	864,060				(3,814,761)
Shares issued for the exercise of RSUs	$ 1,752,052	(1,752,052)
Shares issued for the exercise of RSUs, shares	448,660
Shares issued for the exercise of warrants	$ 4,929,790					4,929,790
Shares issued for exercise of warrants, shares	1,939,534
Shares issued for the exercise of stock options	$ 1,937,866	(923,743)				1,014,123
Shares issued for the exercise of stock options, shares	405,499
Shares issued in lieu of cash	$ 1,757,988					1,757,988
Shares issued in lieu of cash, shares	371,901
Share-based payments		3,952,595				3,952,595
Net loss			(16,202,972)			(16,202,972)
Change in fair value of equity investments at FVOCI				(332,640)		(332,640)
Translation of foreign operations					136,475	136,475
Balance at Dec. 31, 2021	$ 81,038,365	6,406,117	(52,322,182)	(332,640)	136,579	34,926,239
Balance, shares at Dec. 31, 2021	33,168,946
IfrsStatementLineItems [Line Items]
Share issue costs	$ (5,122)					(5,122)
Shares issued for the exercise of RSUs	$ 2,427,801	(2,427,801)
Shares issued for the exercise of RSUs, shares	1,072,595
Shares issued for the exercise of warrants	$ 87,170					87,170
Shares issued for the exercise of stock options	$ 51,875	(25,000)				26,875
Shares issued for the exercise of stock options, shares	12,500
Share-based payments		3,311,024				3,311,024
Net loss			(27,654,364)			(27,654,364)
Change in fair value of equity investments at FVOCI				(98,483)		(98,483)
Translation of foreign operations					447,542	447,542
Shares issued for the exercise of warrants, shares	16,538
Balance at Dec. 31, 2022	$ 83,600,089	7,264,340	(79,976,546)	(431,123)	584,121	11,040,881
Balance, shares at Dec. 31, 2022	34,270,579
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 11,376,230					11,376,230
Shares issued for financing, shares	12,800,000
Share issue costs	$ (222,136)					(222,136)
Shares issued for the exercise of RSUs	$ 2,640,733	(2,640,733)
Shares issued for the exercise of RSUs, shares	1,508,255
Share-based payments		2,021,664				2,021,664
Net loss			(23,611,810)			(23,611,810)
Change in fair value of equity investments at FVOCI				(3,180)		(3,180)
Translation of foreign operations					(94,861)	(94,861)
Shares issued for financing – ATM (“At-the-market”)	$ 1,748,946					1,748,946
Shares issued for financing ATM ("At-the-market"), shares	650,729
Share issue costs	$ (2,072,886)	224,868				(1,848,018)
Balance at Dec. 31, 2023	$ 97,070,976	$ 6,870,139	$ (103,588,356)	$ (434,303)	$ 489,260	$ 407,716
Balance, shares at Dec. 31, 2023	49,229,563